ACCURUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities [Abstract]
Directors’ fees	$ 33	$ 46
Manufacturing expenses	168	13
Advisors and legal expenses	155	139
ACCURUED EXPENSES	$ 356	$ 198